Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Statement of comprehensive income [abstract]
Net income		$ 1,523	$ 1,869	$ 1,651	$ 3,392	$ 3,276
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		437	1,051	(1,438)	1,488	(2,855)
Net gains (losses) on hedges of investments in foreign operations		(245)	(616)	843	(861)	1,641
Other comprehensive income, net of tax, exchange differences on translation		192	435	(595)	627	(1,214)
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		(404)	(169)	(72)	(573)	(16)
Net (gains) losses reclassified to net income		(11)	(14)	(16)	(25)	(42)
Other comprehensive income, net of tax, debt securities		(415)	(183)	(88)	(598)	(58)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(749)	7	30	(742)	154
Net (gains) losses reclassified to net income		326	(72)	(38)	254	(186)
Other comprehensive income, net of tax, cash flow hedges		(423)	(65)	(8)	(488)	(32)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		322	106	327	428	526
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		108	39	20	147	(15)
Net gains (losses) on equity securities designated at FVOCI		35	19	21	54	45
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		465	164	368	629	556
Total OCI	[1]	(181)	351	(323)	170	(748)
Comprehensive income		1,342	2,220	1,328	3,562	2,528
Comprehensive income (loss) attributable to non-controlling interests		5	5	4	10	8
Preferred shareholders and other equity instrument holders		47	41	51	88	81
Common shareholders		1,290	2,174	1,273	3,464	2,439
Comprehensive income attributable to equity shareholders		1,337	2,215	1,324	3,552	2,520
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(15)	(35)	42	(50)	53
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		14	40	(46)	54	(61)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(1)	5	(4)	4	(8)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		99	34	12	133	(13)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		4	5	6	9	15
Income tax (expense) benefit relating to debt securities of other comprehensive income		103	39	18	142	2
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		269	(4)	(10)	265	(55)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		(117)	26	13	(91)	66
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		152	22	3	174	11
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(115)	(38)	(117)	(153)	(188)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(38)	(14)	(8)	(52)	5
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(13)	(8)	(7)	(21)	(15)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(166)	(60)	(132)	(226)	(198)
Income tax (expense) benefit relating to components of other comprehensive income		$ 88	$ 6	$ (115)	$ 94	$ (193)

[1]	Includes $100 million of losses for the quarter ended April 30, 2022 (January 31, 2022: $27 million of losses; April 30, 2021: $25 million of losses), and $127 million of losses for the six months ended April 30, 2022 (April 30, 2021: $31 million of losses), relating to our investments in equity-accounted associates and joint ventures.